Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Per Share
Weighted average number of outstanding shares after adjusted for the effect of the corporate reorganization	22,437,301	20,909,673	16,409,285